TERM FACILITY (Details Narrative) - USD ($)	1 Months Ended
	Jul. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Term Facility
Short-term investments	$ 10,000,000	$ 1,000,000	$ 10,000,000
Short-term investments interest rate description	Interest is charged on the facility at a rate of U.S. dollar LIBOR (3 month) plus 4.75%